RELATED-PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RELATED-PARTY BALANCES AND TRANSACTIONS

22.	RELATED-PARTY BALANCES AND TRANSACTIONS

22.a)	Transactions with holding companies

Vicunha Aços S.A. is the Company's controlling shareholder, with a 41.66% interest in its voting capital. It is also part of the Company's control, Rio Iaco Participações S.A. with 3.45%.

The corporate structure of Vicunha Aços S.A. is as follows:

(a)	Vicunha Steel S.A. – holds 100% interest in Vicunha Aços S.A.
(b)	Rio Purus Participações S.A. – holds 100% interest in Vicunha Steel S.A.

•	Liabilities with holding companies

On November 14, 2024, the Board of Directors approved the payment of interim dividends, from the profit reserve account, in the amount of R$ 730,000, corresponding to the value of R$ 0.550488901371933 per share. Vicunha Aços S.A. was paid R$ 304,097 and Rio Iaco Participações S.A. R$ 25,161.

22.b)Transactions	with subsidiaries, jointly controlled entities, associates, exclusive funds and other related parties

		Consolidated
		12/31/2024				12/31/2023
		Associates	Joint-ventures and Joint Operation	Other related parties	Total	Associates	Joint-ventures and Joint Operation	Other related parties	Total
Assets
Current Assets
Financial investments				1,773,124	1,773,124			2,128,183	2,128,183
Trade receivables	5	88,750	3,230	191	92,171	34,441	2,658	131,268	168,367
Dividends receivable	8		127,386	74,050	201,436		185,178		185,178
Borrowings	8		5,315		5,315		5,316		5,316
Other receivables	8		2	1,829	1,831		6,480	1,829	8,309
		88,750	135,933	1,849,194	2,073,877	34,441	199,632	2,261,280	2,495,353
Non-current Assets
Financial investments	4			142,423	142,423			111,350	111,350
Borrowings	8	3,789	1,899,239		1,903,028	3,732	1,655,680		1,659,412
Actuarial asset	8			47,708	47,708			39,530	39,530
Other receivables	8		1,792,579		1,792,579		1,792,579		1,792,579
		3,789	3,691,818	190,131	3,885,738	3,732	3,448,259	150,880	3,602,871
		92,539	3,827,751	2,039,325	5,959,615	38,173	3,647,891	2,412,160	6,098,224

Liabilities
Current Liabilities
Trade payables		13,676	217,289	184,892	415,857		140,579	35,435	176,014
Accounts payable	17	23,245	22,571	140,991	186,807	46	22,378		22,424
Provision for consumption	17						7,227		7,227
		36,921	239,860	325,883	602,664	46	170,184	35,435	205,665
Non-current Liabilities
Accounts payable	17		20,850		20,850		38,058		38,058
			20,850		20,850		38,058		38,058
		36,921	260,710	325,883	623,514	46	208,242	35,435	243,723

		Consolidated
		12/31/2024				12/31/2023
		Associates	Joint-ventures and Joint Operation	Other related parties	Total	Associates	Joint-ventures and Joint Operation	Other related parties	Total
P & L
Sales		2,357,816	21,362	903	2,380,081	206,158	21,663	1,769,915	1,997,736
Cost and expenses		(179,022)	(2,190,343)	(227,090)	(2,596,455)	(2,581)	(2,144,703)	(301,503)	(2,448,787)
Financial income (expenses)
Interest	28	2,508	155,291	38,588	196,387		178,448	38,452	216,900
Exchange rate variations andmonetary, net				141,190	141,190			(58,837)	(58,837)
Financial investments	28			(632,612)	(632,612)			308,309	308,309
Dividends receivable	28			42,347	42,347
		2,181,302	(2,013,690)	(636,674)	(469,062)	203,577	(1,944,592)	1,756,336	15,321

Consolidated Information:

Financial investments: Refers mainly to investments in Usiminas shares, cash and cash equivalents and Bonds with Banco Fibra and government bonds and CDBs with the exclusive funds.

Receivables: Refers mainly to sales transactions of steel products from the Company to related parties.

Dividends receivable: In the Consolidated, it refers to dividends from MRS Logística in the amount of R$ 126,044 on December 31, 2024.

Loans (Assets):

Long term: Refers mainly to loan contracts with Transnordestina Logística R$ 1,829,939 (R$ 1,646,264 as of December 31, 2023) with an average rate of 125.0% to 130.0% of CDI.

Others (Assets): Refers advance for future capital increase with Transnordestina Logística S.A. of R$ 1,792,579 on December 31, 2024 and December 31, 2023).

22.c)	Other unconsolidated related parties

•	CBS Previdência

The Company is its main sponsor, being a non-profit civil society established in July 1960 and whose main objective is the payment of benefits complementary to those of official social security for participants. As a sponsor, it maintains transactions of contribution payments and recognition of actuarial liability calculated in defined benefit plans.

•	Banco Fibra

The Banco Fibra is under the same control structure of Vicunha Aços S.A., direct controller of the Company, and financial transactions with this bank primarily involve current account movements and fixed income financial investments.

•	Fundação CSN

The Company develops socially responsible policies concentrated today in the CSN Foundation, of which it is the founder. Transactions between the parties are related to operational and financial support for the Foundation to conduct social projects developed mainly in the locations where it operates.

•	Igarapava Hydroelectric Power Plant Consortium

The Company participates in the Igarapava Hydroelectric Power Plant Consortium, located on the Rio Grande do Sul, between the municipalities of Igarapava and Rifaina in São Paulo, Conquista and Sacramento in Minas Gerais.

•	Related Parties under the control of a member of the Company's Management

These are companies under the control of a member of Management whose transactions with the Company were:

•	Vicunha Imóveis Ltda
•	Vicunha Serviços Ltda
•	Ibis Participações e Serviços Ltda
•	Party Negócios e Participações Ltda
•	Jockey Club de São Paulo.

22.d)	Key management personnel

The key management personnel with authority and responsibility for planning, directing, and controlling the Company’s activities include members of the Board of Directors and statutory officers. The following is information on the compensation of such personnel and the related balances as of December 31, 2024, 2023 and 2022:

	12/31/2024	12/31/2023	12/31/2022
	P&L
Short-term benefits for employees and officers	71,248	62,478	52,001
Post-employment benefits	814	450	266
	72,062	62,928	52,267

22.e)	Guarantees

The Company is liable for guarantees of its subsidiaries and jointly controlled entities as follows:

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Transnordestina Logísitca	R$	Up to 09/19/2056 and Indefinite	3,966,722	3,695,183	10,717	10,029	4,828	4,235	3,982,267	3,709,447
Subsidiaries	R$	Up to 01/10/2028 and Indefinite	2,079,693	1,903,235			1,920	131,920	2,081,613	2,035,155
Total in R$			6,046,415	5,598,418	10,717	10,029	6,748	136,155	6,063,880	5,744,602

CSN Inova Ventures	US$	01/28/2028	1,300,000	1,300,000					1,300,000	1,300,000
CSN Resources	US$	Up to 04/08/2032	2,230,000	1,530,000					2,230,000	1,530,000
CSN Cimentos Brasil	US$	06/10/2027		115,000						115,000
Total in US$			3,530,000	2,945,000					3,530,000	2,945,000
Lusosider Aços Planos	EUR	Indefinite					75,000	75,000	75,000	75,000
Total in EUR							75,000	75,000	75,000	75,000
Total in R$			21,858,819	14,257,629			482,723	401,370	22,341,542	14,658,999
			27,905,234	19,856,047	10,717	10,029	489,471	537,525	28,405,422	20,403,601

Accounting Policy

Transactions with related parties were carried out by the Company on terms equivalent to those prevailing in market transactions, observing the price and the usual market conditions. Therefore, these transactions are in conditions that are no less favorable for the Company than those negotiated with third-parties.

Transactions between the related parties are eliminated and adjusted to ensure consistency with the practices adopted by The Company.

The Company’s related parties are subsidiaries, joint ventures, affiliates, shareholders and their related companies and the key personnel of the Company’s management.